Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 28, 2016
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Jan. 28, 2016
Document Effective Date	Feb. 01, 2016
Prospectus Date	Jan. 29, 2016
Performance Trust Strategic Bond Fund | Performance Trust Strategic Bond Fund
Prospectus:
Trading Symbol	PTIAX